Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Schedule of Changes in property and equipment [Line Items]
Beginning balance		₩ 3,003,886	₩ 3,021,772
Recognizes the right-of-use assets due to the adoption of IFRS 16		573,823
Acquisitions		1,076,404	150,889
Disposals		(43,644)	(30,716)
Depreciation		(479,657)	(171,771)
Amounts transferred from(to) investment property		(104,573)	28,199
Amounts transferred from(to) intangible assets		271
Amounts transferred from(to) assets held for sale	[1]	(455)	(80)
Effects of foreign currency movements		14,031	5,593
Business combination (Note 50)		43,242
Ending balance		4,083,328	3,003,886
Land
Schedule of Changes in property and equipment [Line Items]
Beginning balance		1,827,711	1,819,912
Acquisitions		69,045	33
Disposals		(249)	(17,735)
Depreciation		0	0
Amounts transferred from(to) investment property		(81,311)	23,972
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) assets held for sale	[1]	(410)	(32)
Effects of foreign currency movements		326	1,561
Business combination (Note 50)		0
Ending balance		1,815,112	1,827,711
Buildings
Schedule of Changes in property and equipment [Line Items]
Beginning balance		852,569	883,421
Acquisitions		16,946	14,612
Disposals		(1,719)	(3,282)
Depreciation		(55,450)	(47,207)
Amounts transferred from(to) investment property		(23,262)	4,227
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) assets held for sale	[1]	(45)	(48)
Effects of foreign currency movements		1,410	846
Business combination (Note 50)		0
Ending balance		790,449	852,569
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Recognizes the right-of-use assets due to the adoption of IFRS 16		583,576
Acquisitions		805,783
Disposals		(12,595)
Depreciation		(298,538)
Amounts transferred from(to) investment property		0
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) assets held for sale	[1]	0
Effects of foreign currency movements		2,981
Business combination (Note 50)		31,589
Ending balance		1,112,796
Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance		323,606	318,439
Recognizes the right-of-use assets due to the adoption of IFRS 16		(9,753)
Acquisitions		184,630	136,244
Disposals		(29,081)	(9,699)
Depreciation		(125,669)	(124,564)
Amounts transferred from(to) investment property		0	0
Amounts transferred from(to) intangible assets		271
Amounts transferred from(to) assets held for sale	[1]	0	0
Effects of foreign currency movements		9,314	3,186
Business combination (Note 50)		11,653
Ending balance		₩ 364,971	₩ 323,606

[1]	Included buildings, land.